                     Morgan Stanley Institutional Fund, Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020

                                October 28, 2005

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re:   Morgan Stanley Institutional Fund, Inc. - Focus Equity Portfolio
               (File Nos. 33-23166 and 811-05624)

Dear Sir or Madam:

         We are electronically filing via EDGAR, pursuant to Rule 14a-6a under the Securities Exchange Act of 1934, preliminary copies of proxy material, including a Notice of Special Meeting, Proxy Statement and form of Proxy, to be furnished to shareholders of the aforementioned fund and the Schedule 14A information required to accompany the filing, in connection with a Special
Meeting of Shareholders scheduled to be held on January 24, 2006. We are filing preliminary proxy materials due to the fact that the materials contain a proposal to change the Focus Equity Portfolio from a diversified fund to a non-diversified fund.

         Please contact me at (212) 762-5442 if you have any questions or comments concerning this matter.

                                            Very truly yours,

                                            /s/ Rita Rubin
                                            Rita Rubin
                                            Assistant Secretary